DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                            As of December 31, 2000

Shares                                                                Value
------                                                                -----
        COMMON STOCKS (99.2%)
        AUSTRALIA (0.3%)
        BASIC MATERIALS
  2,930  Normandy Mining ....................................    $     1,581
  1,177  Orica, Ltd. ........................................          3,772
  1,077  Rio Tinto, Ltd. ....................................         17,638
  1,969  WMC, Ltd. ..........................................          8,388
    530  WMC, Ltd. ADR ......................................          8,944
                                                                 -----------
                                                                      40,323
                                                                 -----------
        HEALTH CARE
    873  Faulding (F.H.) & Co., Ltd. ........................          5,736
                                                                 -----------
        INDUSTRIALS
  3,120  CSR, Ltd. ..........................................          8,122
  1,644  Email, Ltd. ........................................          2,588
  1,454  Leighton Holdings, Ltd. ............................          5,104
                                                                 -----------
                                                                      15,814
                                                                 -----------
        MANUFACTURING
    914  Wesfarmers, Ltd. ...................................          8,229
                                                                 -----------
        TOTAL AUSTRALIA .....................................         70,102
                                                                 -----------

        BELGIUM (0.1%)
        HEALTH CARE
    247  UCB ................................................          9,161
                                                                 -----------
        UTILITIES
     85  Electrabel .........................................         19,228
                                                                 -----------
        TOTAL BELGIUM .......................................         28,389
                                                                 -----------

        CANADA (2.4%)
        BASIC MATERIALS
  1,114  Alcan Aluminium ....................................         38,136
  1,271  Barrick Gold Corp. .................................         20,853
    205  Cameco Corp. .......................................          3,588
    557  Cominco, Ltd. ......................................          9,302
    307  Domtar, Inc. .......................................         11,429
    801  Franco-Nevada Mining Corp. .........................          9,131
    702  Inco, Ltd.* ........................................         11,747
    190  IPSCO, Inc. ........................................          1,729
  1,282  Placer Dome, Inc. ..................................         12,350
    142  Stelco, Inc. (Class A) .............................            346
    760  Teck Corp. (Class B) ...............................          7,195
                                                                 -----------
                                                                     125,806
                                                                 -----------
        CYCLICALS
    180  Magna International., Inc. (Class A) ...............          7,548
                                                                 -----------
        ENERGY
    360  Anderson Exploration, Ltd.* ........................          8,172
    554  Imperial Oil, Ltd. .................................         14,570
  1,025  Petro-Canada (Voting Shares) .......................         26,069
    249  Precision Drilling Corp.* ..........................          9,337
    850  Suncor Energy, Inc. ................................         21,703
                                                                 -----------
                                                                      79,851
                                                                 -----------
        INDUSTRIALS
    637  CGI Group, Inc.  (Class A) .........................          2,567
                                                                 -----------
        TECHNOLOGY
    526  ATI Technologies, Inc.* ............................          2,998
    126  BCE Emergis, Inc.* .................................          3,704
    312  Cognos, Inc. .......................................          5,824
    100  GEAC Computer Corp.* ...............................            160
    159  Hummingbird Communications, Ltd.* ..................          5,300
 10,263  Nortel Networks ....................................        330,086
    507  Tiffany & Co. ......................................         16,034
                                                                 -----------
                                                                     364,106
                                                                 -----------
        TELECOMMUNICATIONS
    324  Telus Corp. (Non Voting) ...........................          8,478
                                                                 -----------
        TOTAL CANADA ........................................        588,356
                                                                 -----------

        DENMARK (0.1%)
        HEALTH CARE
    220  Coloplast ..........................................         10,110
     62  William Demant Holdings ............................          2,849
                                                                 -----------
        TOTAL DENMARK .......................................         12,959
                                                                 -----------

        FINLAND (0.0%)
        HEALTH CARE
    167  Orion Yhtyma B .....................................          3,734
                                                                 -----------
        INDUSTRIALS
     88  Wartsila Oyj .......................................          1,629
                                                                 -----------
        TOTAL FINLAND .......................................          5,363
                                                                 -----------

        FRANCE (3.0%)
        BASIC MATERIALS
    302  Air Liquide ........................................         45,080
  1,048  Usinor .............................................         13,842
                                                                 -----------
                                                                      58,922
                                                                 -----------
        CYCLICALS
     64  Castorama Dubois ...................................         16,594
     76  Hermes International ...............................         10,773
    346  Michelin B .........................................         12,530
    150  Valeo ..............................................          6,702
                                                                 -----------
                                                                      46,599
                                                                 -----------
        HEALTH CARE
     30  Essilor International ..............................          9,793
  1,104  Sanofi-Synthelabo ..................................         73,634
                                                                 -----------
                                                                      83,427
                                                                 -----------
        INDUSTRIALS
     32  Rexel ..............................................          2,705
    430  Schneider Electric .................................         31,386
    178  Sidel ..............................................          8,093
    262  Saint Gobain .......................................         41,176
     35  Technip ............................................          5,083
                                                                 -----------
                                                                      88,443
                                                                 -----------
        NON CYCLICALS
     87  Bic ................................................          3,424
  1,063  L'Oreal ............................................         91,171
                                                                 -----------
                                                                      94,595
                                                                 -----------
        TECHNOLOGY
  1,999  Alcatel ............................................        113,611
  2,150  Alcatel ADR ........................................        120,266

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            As of December 31, 2000

Shares                                                                Value
------                                                                -----
        FRANCE (continued)
    273  Cap Gemini .........................................    $    44,059
     85  Dassault Systemes ..................................          5,829
  1,738  StMicroelectronics NV ..............................         75,919
                                                                 -----------
                                                                     359,684
                                                                 -----------
        TOTAL FRANCE ........................................        731,670
                                                                 -----------

        GERMANY (0.9%)
        BASIC MATERIALS
  2,459  Bayer AG ...........................................        129,590
                                                                 -----------
        CYCLICALS
    126  Gehe AG ............................................          4,823
                                                                 -----------
        NON CYCLICALS
     87  Beiersdorf AG ......................................          9,031
    237  Henkel KGaA ........................................         15,585
                                                                 -----------
                                                                      24,616
                                                                 -----------
        UTILITIES
  1,484  RWE AG .............................................         65,870
                                                                 -----------
        TOTAL GERMANY .......................................        224,899
                                                                 -----------

        GREECE (0.1%)
        BASIC MATERIALS
    363  Viohalco ...........................................          4,077
                                                                 -----------
        HEALTH CARE
    180  Athens Medical Centre (Iatriko Kentro) .............          1,546
                                                                 -----------
        INDUSTRIALS
    235  Heracles General Cement* ...........................          3,336
    116  Titan Cement Co. ...................................          4,571
                                                                 -----------
                                                                       7,907
                                                                 -----------
        TELECOMMUNICATIONS
    722  Hellenic Telecom. Organization SA ..................         10,777
    904  Hellenic Telecom. Organization SA ADR ..............          6,554
                                                                 -----------
                                                                      17,331
                                                                 -----------
        TOTAL GREECE ........................................         30,861
                                                                 -----------

        HONG KONG (1.0%)
        CYCLICALS
  4,000  Esprit Holdings, Ltd. ..............................          3,410
  4,000  Giordano Holdings, Ltd. ............................          1,846
                                                                 -----------
                                                                       5,256
                                                                 -----------
        FINANCE
  8,623  Wheelock & Co. .....................................          7,131
                                                                 -----------
        INDUSTRIALS
  2,000  Cheung Kong Infrastructure, Ltd. ...................          3,295
  8,000  Citic Pacific, Ltd. ................................         28,360
 13,000  Johnson Electric Holdings, Ltd. ....................         20,084
  1,000  Varitronix International, Ltd. .....................            917
                                                                 -----------
                                                                      52,656
                                                                 -----------
        TELECOMMUNICATIONS
 23,000  China Telecom, Ltd.* ...............................        125,620
                                                                 -----------
        UTILITIES
  4,000  CLP Holdings, Ltd. .................................         19,949
  6,000  Hong Kong Electric Holdings, Ltd. ..................         22,155
                                                                 -----------
                                                                      42,104
                                                                 -----------
        TOTAL HONG KONG .....................................        232,767
                                                                 -----------

        ITALY (1.3%)
        ENERGY
    627  Saipem Ord. ........................................          3,422
                                                                 -----------
        INDUSTRIALS
  7,694  Seat - Pagine Gialle SpA ...........................         17,166
                                                                 -----------
        TELECOMMUNICATIONS
 17,989  Telecom Italia Mobile ..............................        143,640
  8,254  Telecom Italia ORD .................................         91,340
  7,422  Telecom Italia RNC .................................         44,622
                                                                 -----------
                                                                     279,602
                                                                 -----------
        UTILITIES
    641  Edison Ord. ........................................          7,166
                                                                 -----------
        TOTAL ITALY .........................................        307,356
                                                                 -----------

        JAPAN (9.5%)
        BASIC MATERIALS
  5,000  Asahi Chemical Industry Co. ........................         28,754
  1,000  Kansai Paint Co. ...................................          3,050
  1,000  Nippon Shokubai Co. ................................          3,828
  1,000  Shin-Etsu Chemical Co. .............................         38,455
  1,000  Sumitomo Bakelite Co. ..............................          9,203
  1,000  Yodogawa Steel Works, Ltd. .........................          2,176
                                                                 -----------
                                                                      85,466
                                                                 -----------
        CYCLICALS
  3,000  Bridgestone Corp. ..................................         27,268
  1,000  Citizen Watch Co. ..................................          7,280
  2,000  Daiwa House Industry Co. ...........................         12,410
  2,000  Denso Corp. ........................................         43,174
  2,000  Honda Motor ........................................         74,463
    535  Honda Motor ADR ....................................         39,523
  1,000  Kokuyo Co. .........................................         14,840
  7,000  Matsushita Electric Industrial Co. .................        167,016
     52  Matsushita Electric Industrial Co. ADR .............          1,215
  1,000  NGK Insulators, Ltd. ...............................         13,223
  1,000  Nisshinbo Industries ...............................          4,545
  1,000  Onward Kashiyama Co. ...............................          8,303
  1,000  Sekisui Chemical Co. ...............................          2,840
  2,000  Sekisui House, Ltd. ................................         18,266
  4,000  Sharp Corp. ........................................         48,173
  1,000  Toyoda Automatic Loom Works, Ltd. ..................         19,664
  8,000  Toyota Motor .......................................        255,200
  2,004  Toyota Motor ADR ...................................        126,152
  1,000  Wacoal Corp. .......................................          8,320
                                                                 -----------
                                                                     891,875
                                                                 -----------
        ENERGY
  2,111  General Sekiyu K.K. ................................         11,365
                                                                 -----------
        HEALTH CARE
  1,000  Chugai Pharmaceutical Co. ..........................         16,605
  1,000  Daiichi Pharmaceutical Corp. .......................         29,715
  1,000  Eisai Co. ..........................................         34,959
  1,000  Fujisawa Pharmaceutical Co. ........................         33,036
  1,000  Sankyo Co. .........................................         23,947
  1,000  Shionogi & Co. .....................................         20,364
  1,000  Taisho Pharmaceutical Co. ..........................         27,006
  2,000  Takeda Chemical Industries, Ltd. ...................        118,161

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            As of December 31, 2000

Shares                                                                Value
------                                                                -----
        JAPAN (continued)
  1,000  Terumo Corp. .......................................    $    21,849
  1,000  Yamanouchi Pharmaceutical Co., Ltd. ................         43,174
                                                                 -----------
                                                                     368,816
                                                                 -----------
        INDUSTRIALS
  2,000  Dai Nippon Printing Co. ............................         29,733
  1,000  Ebara Corp. ........................................         10,846
  1,000  Fukuyama Transporting Co. ..........................          4,248
    100  Hirose Electric Co. ................................          9,614
  1,000  Hitachi Cable, Ltd. ................................          9,072
  1,000  Inax Co. ...........................................          5,043
  3,000  Ishikawajima-Harima Heavy Industries ...............          6,397
  1,000  Kamigumi Co. .......................................          4,457
    100  Mabuchi Motor Co. ..................................         10,173
  1,000  Makita Corp. .......................................          6,992
  1,000  Matsushita Electric Works, Ltd. ....................         11,335
  1,000  Murata Manufacturing Co. ...........................        117,112
  3,000  Nippon Express Co. .................................         18,091
  1,000  Nishimatsu Construction Co. ........................          3,409
  2,000  Obayashi Corp. .....................................          8,600
  1,000  Okuma Corp. ........................................          3,155
  1,000  Okumura Corp. ......................................          3,365
  1,000  Sanwa Shutter Corp. ................................          2,001
  1,000  Secom Co. ..........................................         65,111
    100  SMC Corp. ..........................................         12,847
  2,000  Sumitomo Electric Industries, Ltd. .................         32,757
    417  TDK Corp. ADR ......................................         40,501
  1,000  Toda Corp. .........................................          4,571
  2,000  Toppan Printing Co. ................................         17,392
  1,000  Tostem Corp. .......................................         12,402
  1,000  Toto, Ltd. .........................................          7,123
  1,000  Toyo Seikan Kaisha, Ltd. ...........................         16,256
                                                                 -----------
                                                                     472,603
                                                                 -----------
        MANUFACTURING
  1,000  Canon Sales Co. ....................................         11,720
                                                                 -----------
        NON CYCLICALS
  2,000  Ajinomoto Co. ......................................         25,957
  2,000  Kao Corp. ..........................................         58,032
  2,000  Lion Corp. .........................................          7,009
  1,000  Meiji Seika Kaisha, Ltd. ...........................          5,707
  1,000  Shiseido Co. .......................................         11,143
  1,000  Yakult Honsha Co. ..................................         11,624
  1,000  Yamazaki Baking Co. ................................          6,948
                                                                 -----------
                                                                     126,420
                                                                 -----------
        TECHNOLOGY
    200  Advantest Corp. ....................................         18,703
  3,000  Canon Corp. ........................................        104,877
    500  Fanuc, Ltd. ........................................         33,954
    110  Keyence Corp. ......................................         26,918
    630  Kyocera Corp. ADR ..................................         66,898
  1,000  Omron Corp. ........................................         20,757
  1,000  Tokyo Electron, Ltd. ...............................         54,886
                                                                 -----------
                                                                     326,993
                                                                 -----------
        TOTAL JAPAN .........................................      2,295,258
                                                                 -----------

        MEXICO (0.1%)
        BASIC MATERIALS
  2,204  Industrias Penoles, SA .............................          1,490
    253  Tubos De Acero De Mexico, SA ADR ...................          3,618
                                                                 -----------
                                                                       5,108
                                                                 -----------
        INDUSTRIALS
    983  Apasco, SA Ord. ....................................          4,550
                                                                 -----------
        NON CYCLICALS
  2,441  Kimberley Clark de Mexico, SA (Series A) ...........          6,754
                                                                 -----------
        TOTAL MEXICO ........................................         16,412
                                                                 -----------

        NETHERLANDS (2.6%)
        ENERGY
  4,596  Royal Dutch Petroleum (Kon Ned Petro Mij) NV .......        281,759
  2,759  Royal Dutch Petroleum (NY Shares) ..................        167,092
                                                                 -----------
                                                                     448,851
                                                                 -----------
        NON CYCLICALS
    632  TNT Post Groep* ....................................         15,294
    266  TNT Post Groep ADR .................................          6,534
                                                                 -----------
                                                                      21,828
                                                                 -----------
        TECHNOLOGY
  4,482  Philips Electronics NV* ............................        164,289
                                                                 -----------
        TOTAL NETHERLANDS ...................................        634,968
                                                                 -----------

        NEW ZEALAND (0.0%)
        ENERGY
    711  Fletcher Challenge, Ltd. (Energy Division) .........          2,690
                                                                 -----------

        NORWAY (0.1%)
        INDUSTRIALS
    314  Tomra Systems AS ...................................          6,083
                                                                 -----------
        MANUFACTURING
    208  Norsk Hydro AS .....................................          8,790
    131  Norsk Hydro AS ADR .................................          5,510
                                                                 -----------
                                                                      14,300
                                                                 -----------
        TOTAL NORWAY ........................................         20,383
                                                                 -----------

        PORTUGAL (0.0%)
        TELECOMMUNICATIONS
    420  Telecel Comunicacoes Pessoasis SA* .................          4,577
                                                                 -----------

        SINGAPORE (0.0%)
        TECHNOLOGY
  2,000  Elec & Eltek International Co. .....................         56,040
                                                                 -----------

        SOUTH AFRICA 0.3%)
        BASIC MATERIALS
  1,612  African Oxygen .....................................          2,301
    735  Anglo American Platinum Holdings ...................         34,307
    111  Anglogold, Ltd. ....................................          3,242
    591  Anglogold, Ltd. ADR ................................          8,828
  1,207  Gold Fields, Ltd. ..................................          4,083
                                                                 -----------
                                                                      52,761
                                                                 -----------

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            As of December 31, 2000

Shares                                                                Value
------                                                                -----
        ENERGY
  2,548  Sasol ..............................................    $    16,483
                                                                 -----------
        INDUSTRIALS
  1,416  Comparex Holdings* .................................          1,563
  1,525  Nampak .............................................          2,237
                                                                 -----------
                                                                       3,800
                                                                 -----------
        TOTAL SOUTH AFRICA ..................................         73,044
                                                                 -----------

        SPAIN (0.3%)
        BASIC MATERIALS
    144  Acerinox, SA .......................................          4,396
                                                                 -----------
        ENERGY
    898  Petroleos (Compania Espanola De) ...................          7,761
  2,329  Repsol YPF .........................................         37,237
    822  Repsol YPF ADR .....................................         13,255
                                                                 -----------
                                                                      58,253
                                                                 -----------
        FINANCE
    107  Vallehermoso, SA ...................................            651
                                                                 -----------
        INDUSTRIALS
    215  AUMAR(Autop del Mare Nostrum) ......................          3,490
    470  Autopistas Conces. Esp., SA (ACESA) ................          4,111
    283  Fomento De Construcciones Y Contra .................          5,370
                                                                 -----------
                                                                      12,971
                                                                 -----------
        TOTAL SPAIN .........................................         76,271
                                                                 -----------

        SWEDEN (0.4%)
        BASIC MATERIALS
    313  Assi Doman .........................................          6,300
    148  Holmen AB -B- ......................................          4,390
    236  SSAB Svenskt Stal AB 'A' ...........................          2,250
                                                                 -----------
                                                                      12,940
                                                                 -----------
        CYCLICALS
  1,409  Hennes & Mauritz AB 'B' ............................         21,794
    936  Volvo AB 'B' .......................................         15,519
                                                                 -----------
                                                                      37,313
                                                                 -----------
        INDUSTRIALS
  1,039  Sandvik AB* ........................................         24,987
                                                                 -----------
        TELECOMMUNICATIONS
  1,001  Europolitan Holdings AB ............................          8,855
                                                                 -----------
        TOTAL SWEDEN ........................................         84,095
                                                                 -----------

        SWITZERLAND (0.1%)
        CYCLICALS
     51  The Swatch Group (Namen) ...........................         13,311
      8  The Swatch Group (Br) ..............................          9,996
                                                                 -----------
                                                                      23,307
                                                                 -----------
        INDUSTRIALS
      9  Rieter Holdings AG .................................          2,738
                                                                 -----------
        TOTAL SWITZERLAND ...................................         26,045
                                                                 -----------

        TAIWAN (0.7%)
        CYCLICALS
  2,100  China Motor Co. ....................................          2,130
    200  Everest Textile* ...................................             38
  6,240  Far East Textile ...................................          4,409
  1,400  Pou Chen* ..........................................            985
  2,100  Sampo* .............................................            732
  3,000  Yeo Loong Motor Co.* ...............................          1,947
                                                                 -----------
                                                                      10,241
                                                                 -----------
        INDUSTRIALS
  9,000  Asia Cement ........................................          4,946
  5,000  Taiwan Secom Co. ...................................          4,604
                                                                 -----------
                                                                       9,550
                                                                 -----------
        TECHNOLOGY
  3,750  ACER ...............................................          1,710
  3,948  Asustek Computer, Inc. .............................         11,861
  1,300  Compal Electronic, Inc .............................          1,762
  1,250  Delta Electronic ...................................          3,906
  2,886  Hou Hai Precision Industry Co., Ltd. ...............         14,639
  5,000  Inventec Corp. .....................................          4,589
  1,650  Ritek, Inc.* .......................................          2,456
  9,230  Taiwan Semiconductor Manufacturing Co.* ............         22,155
  3,115  Taiwan Semiconductor Manufacturing Co. ADR* ........         53,734
 24,800  United Micro Electronics* ..........................         36,017
  7,220  Winbond Electronics Corp.* .........................          6,910
                                                                 -----------
                                                                     159,739
                                                                 -----------
        TOTAL TAIWAN ........................................        179,530
                                                                 -----------

        UNITED KINGDOM (7.4%)
        BASIC MATERIALS
    920  BOC Group, Plc. ....................................         13,991
    278  BOC Group, Plc. ADR ................................          8,514
    643  Bunzl, Plc. ........................................          3,947
    171  Bunzl, Plc. ADR* ...................................          5,243
    809  Johnson Matthey, Plc. ..............................         12,762
  2,268  Rio Tinto, Plc. ....................................         39,950
    340  Rio Tinto, Plc. ADR ................................         24,501
                                                                 -----------
                                                                     108,908
                                                                 -----------
        CYCLICALS
    935  Barratt Developments, Plc. .........................          4,152
  2,748  Beazer Group, Plc. .................................          6,061
    270  Berkeley Group, Plc. ...............................          3,048
  2,739  Boots Co. ..........................................         24,942
  6,043  Dixons Group .......................................         20,241
  4,823  Reuters Group, Plc. ................................         81,710
    510  Wilson Bowden, Plc. ................................          5,674
                                                                 -----------
                                                                     145,828
                                                                 -----------
        ENERGY
 43,439  BP Amoco ...........................................        350,753
  5,529  BP Amoco ADR .......................................        264,701
 19,580  Shell Transport & Trading Co. ......................        160,736
  1,450  Shell Transport & Trading Co. ADR ..................         71,594
                                                                 -----------
                                                                     847,784
                                                                 -----------
        HEALTH CARE
  5,203  AstraZeneca Group, Plc. ............................        262,577
  3,329  Smith & Nephew, Plc. ...............................         15,431
                                                                 -----------
                                                                     278,008
                                                                 -----------

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            As of December 31, 2000

Shares                                                                Value
------                                                                -----
        UNITED KINGDOM (continued)
        INDUSTRIALS
  2,044  Blue Circle Industries, Plc. .......................    $    13,479
  2,319  BPB Industries, Plc. ...............................          9,536
    957  Caradon, Plc. ......................................          2,876
  1,830  Cookson Group, Plc. ................................          4,789
  1,070  Electrocomponents, Plc. ............................         10,592
  1,135  Exel, Plc. .........................................         16,123
  2,337  GKN, Plc. ..........................................         24,706
  5,914  Hays Group .........................................         34,135
  1,375  Securicor, Plc. ....................................          3,213
  1,780  Pilkington, Plc.* ..................................          2,954
  1,634  Railtrack Group ....................................         22,601
    650  RMC Group, Plc. ....................................          5,725
                                                                 -----------
                                                                     150,729
                                                                 -----------
        NON CYCLICALS
  3,771  Cadbury Schweppes ..................................         26,108
    751  Cadbury Schweppes ADR ..............................         21,779
                                                                 -----------
                                                                      47,887
                                                                 -----------
        TELECOMMUNICATIONS
 13,054  British Telecommunications .........................        111,652
    952  British Telecommunications ADR .....................         82,586
                                                                 -----------
                                                                     194,238
                                                                 -----------
        UTILITIES
  1,101  British Energy .....................................          4,248
    386  British Energy ADR .................................          5,718
                                                                 -----------
                                                                       9,966
                                                                 -----------
        TOTAL UNITED KINGDOM ................................      1,783,348
                                                                 -----------

        UNITED STATES (68.5%)
        BASIC MATERIALS
  2,946  ALCOA, Inc. ........................................         98,691
    240  Allegheny Technologies, Inc. .......................          3,810
    388  Avery Dennison Corp. ...............................         21,291
    744  Bethlehem Steel Corp.* .............................          1,302
    159  Cleveland-Cliffs, Inc. .............................          3,428
  2,285  Dow Chemical Co. ...................................         83,688
  3,520  Du Pont (E.I.) De Nemours & Co. ....................        170,060
    450  Ecolab, Inc. .......................................         19,434
    360  Engelhard Corp. ....................................          7,335
  1,670  International Paper Co.* ...........................         68,157
    251  Louisiana-Pacific Corp. ............................          2,541
    179  Lubrizol Corp., The ................................          4,609
    461  Mead Corp., The ....................................         14,464
    248  Nucor Corp. ........................................          9,843
    296  Sigma-Aldrich Corp. ................................         11,637
     82  Stillwater Mining Co.* .............................          3,227
    357  USX-US Steel Group .................................          6,426
                                                                 -----------
                                                                     529,943
                                                                 -----------
        CYCLICALS
    476  Abercrombie & Fitch Co. (Class A)* .................          9,520
    515  Autozone, Inc.* ....................................         14,678
    938  Bed Bath & Beyond, Inc.* ...........................         20,988
    930  Cardinal Health, Inc. ..............................         92,651
     79  Champion Enterprises, Inc.* ........................            217
    919  Circuit City Stores, Inc.-Circuit City Group .......         10,569
    161  Consolidated Stores Corp.* .........................          1,711
  1,331  CVS Corp. ..........................................         79,777
  1,767  Delphi Automotive Systems Corp. ....................         19,879
    291  Dow Jones & Co. ....................................         16,478
  1,860  Gap, Inc. ..........................................         47,430
    687  Genuine Parts Co. ..................................         17,991
    431  Goodyear Tire & Rubber Co. .........................          9,909
  7,862  Home Depot, Inc. ...................................        359,195
    287  Johnson Controls, Inc. .............................         14,924
    916  Kohl's Corp.* ......................................         55,876
    588  Leggett & Platt, Inc. ..............................         11,135
  1,248  Limited, Inc., The .................................         21,294
    118  Liz Claiborne, Inc. ................................          4,912
  1,177  Lowe's Cos. ........................................         52,377
    348  Maytag Corp. .......................................         11,245
    817  McKesson HBOC, Inc. ................................         29,322
    391  Herman Miller, Inc. ................................         11,241
    543  New York Times Co., The, (Class A) .................         21,754
    545  Nike, Inc. (Class B) ...............................         30,418
    274  Nordstrom, Inc. ....................................          4,983
    752  Office Depot, Inc.* ................................          5,358
    612  RadioShack Corp. ...................................         26,201
    312  Snap-On, Inc. ......................................          8,697
  1,487  Staples, Inc.* .....................................         17,565
    617  Starbucks Corp.* ...................................         27,302
  3,097  Target Corp. .......................................         99,878
    971  TJX Cos. ...........................................         26,945
    622  Toys R Us, Inc.* ...................................         10,380
    398  VF Corp. ...........................................         14,424
    288  Whirlpool Corp. ....................................         13,734
                                                                 -----------
                                                                   1,220,958
                                                                 -----------
        ENERGY
    431  Ashland, Inc. ......................................         15,469
  2,213  Chevron Corp. ......................................        186,860
    155  Diamond Offshore Drilling, Inc. ....................          6,200
    457  Ensco International, Inc. ..........................         15,567
 11,718  Exxon Mobil Corp. ..................................      1,018,734
  1,450  Halliburton Co. ....................................         52,563
    483  Nabors Industries, Inc.* ...........................         28,569
    462  Noble Drilling Corp.* ..............................         20,068
    710  Phillips Petroleum Co. .............................         40,381
    399  Rowan Cos.* ........................................         10,773
  1,911  Schlumberger, Ltd. .................................        152,761
    254  Sunoco, Inc. .......................................          8,557
  1,861  Texaco, Inc. .......................................        115,615
    551  Tosco Corp. ........................................         18,700
    683  Transocean Sedco Forex, Inc. .......................         31,418
  1,010  USX-Marathon Group .................................         28,028
    347  Weatherford International, Inc.* ...................         16,396
                                                                 -----------
                                                                   1,766,659
                                                                 -----------
        FINANCE
    327  Public Storage, Inc. ...............................          7,950
                                                                 -----------

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            As of December 31, 2000

Shares                                                                Value
------                                                                -----
        UNITED STATES (continued)
        HEALTH CARE
  4,917  Abbott Laboratories ................................    $   238,167
  4,415  American Home Products Corp. .......................        280,573
  3,483  Amgen, Inc.* .......................................        222,694
    692  Applied Biosystem Group-Applera Corp. ..............         65,091
    550  Biomet, Inc. .......................................         21,828
  6,559  Bristol-Myers Squibb Co. ...........................        484,956
  3,254  Lilly (Eli) & Co. ..................................        302,825
    859  Health Management Associates, Inc. (Class A)* ......         17,824
  4,458  Johnson & Johnson ..................................        468,369
  4,067  Medtronic, Inc. ....................................        245,545
  7,721  Merck & Co. ........................................        722,879
     59  Pacificare Health Systems, Inc.* ...................            885
  4,959  Schering-Plough Corp. ..............................        281,423
    299  St. Jude Medical, Inc.* ............................         18,370
  1,099  United Healthcare Group, Inc. ......................         67,451
    196  Wellpoint Health Networks, Inc.* ...................         22,589
                                                                 -----------
                                                                   3,461,469
                                                                 -----------
        INDUSTRIALS
     98  Airborne, Inc.* ....................................            956
    390  American Power Conversion Corp.* ...................          4,826
    132  Bemis, Inc. ........................................          4,430
  1,349  Burlington Northern Santa Fe Corp. .................         38,194
    599  Ceridian Corp.* ....................................         11,943
    403  Cintas Corp. .......................................         21,435
    237  CNF Transportation, Inc. ...........................          8,014
    533  Computer Sciences Corp.* ...........................         32,047
    467  Convergys Corp.* ...................................         21,161
    341  Cooper Industries, Inc. ............................         15,665
    235  Cummins Engine Co. .................................          8,915
    306  Danaher Corp. ......................................         20,923
    288  Donaldson, Inc. ....................................          8,010
    521  Donnelley (R.R.) & Sons Co. ........................         14,067
    617  Dover Corp. ........................................         25,027
  1,362  Electronic Data Systems Corp. ......................         78,656
  1,428  Emerson Electric Co. ...............................        112,544
    954  FDX Corp.* .........................................         38,122
    316  Fluor Corp. (New) ..................................         10,448
    363  Grainger (W.W.), Inc. ..............................         13,249
  2,702  Honeywell International, Inc. ......................        127,838
     87  Hubbell Inc., (Class B) ............................          2,305
    976  Illinois Tool Works, Inc. ..........................         58,133
    982  Ims Health, Inc. ...................................         26,514
    542  Ingersoll-Rand Co. .................................         22,696
    316  Massey Energy Co. ..................................          4,029
    113  Molex, Inc. ........................................          4,011
    591  Moody's Corp.* .....................................         15,181
    385  Parker Hannifin Corp. ..............................         16,988
  1,104  Paychex, Inc. ......................................         53,682
    580  PPG Industries, Inc. ...............................         26,861
    507  Quintiles Transnational Corp.* .....................         10,615
    531  Robert Half International, Inc.* ...................         14,071
    200  Sealed Air Corp.* ..................................          6,100
    576  Sherwin-Williams Co. ...............................         15,156
  1,989  Solectron Corp.* ...................................         67,427
    250  Stanley Works ......................................          7,797
    437  SunGard Data Systems, Inc.* ........................         20,594
    175  Swift Transportation Co., Inc.* ....................          3,467
    236  Tidewater, Inc. ....................................         10,473
    302  Trinity Industries, Inc. ...........................          7,550
  5,656  Tyco International, Ltd. ...........................        313,908
    759  Union Pacific Corp. ................................         38,519
    200  USFreightways Corp. ................................          6,016
    160  USG Corp. ..........................................          3,600
    288  Vulcan Materials Co. ...............................         13,788
    145  Werner Enterprises, Inc. ...........................          2,465
    268  Yellow Corp. .......................................          5,456
                                                                 -----------
                                                                   1,393,872
                                                                 -----------
        NON CYCLICALS
  1,933  Archer-Daniels-Midland Co. .........................         28,995
  7,222  Coca-Cola Co., The .................................        440,091
  1,821  Kimberly-Clark Corp. ...............................        128,726
    908  Newell Rubbermaid, Inc. ............................         20,657
 21,074  Pfizer, Inc. .......................................        969,404
  4,382  Procter & Gamble Co. ...............................        343,713
    261  Wrigley (Wm.) Jr. Co. ..............................         25,007
                                                                 -----------
                                                                   1,956,593
                                                                 -----------
        TECHNOLOGY
  1,320  3Com Corp.* ........................................         11,220
  1,221  Altera Corp.* ......................................         32,128
  2,730  Applied Materials, Inc.* ...........................        104,252
    805  BMC Software, Inc.* ................................         11,270
    444  Broadcom Corp. (Class A)* ..........................         37,296
    821  Cadence Designs Systems, Inc.* .....................         22,577
 23,544  Cisco Systems, Inc.* ...............................        900,558
  5,716  Compaq Computer Corp. ..............................         86,026
  2,986  Corning, Inc. ......................................        157,698
  7,695  Dell Computer Corp.* ...............................        134,182
  7,389  EMC Corp.* .........................................        491,368
    776  Gateway, Inc.* .....................................         13,960
  5,615  Hewlett-Packard Co. ................................        177,223
 21,253  Intel Corp. ........................................        642,903
  3,312  JDS Uniphase Corp.* ................................        138,069
 11,288  Lucent Technologies, Inc. ..........................        152,388
    884  Maxim Integrated Products, Inc.* ...................         42,266
  1,368  Micron Technology, Inc.* ...........................         48,564
  1,341  Minnesota Mining & Manufacturing Co. ...............        161,591
  7,356  Motorola, Inc. .....................................        148,959
  1,497  Novell, Inc.* ......................................          7,813
 14,367  Oracle Systems Corp.* ..............................        417,541
    539  Pall Corp. .........................................         11,487
  1,896  Palm, Inc.* ........................................         53,681
    797  Peoplesoft, Inc.* ..................................         29,638
    576  Rockwell International Corp. .......................         27,432
 10,733  Sun Microsystems, Inc.* ............................        299,182
    458  Symbol Technologies, Inc. ..........................         16,488
  1,233  Tellabs, Inc.* .....................................         69,664
  5,838  Texas Instruments, Inc. ............................        276,575

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            As of December 31, 2000

Shares                                                                Value
------                                                                -----
        UNITED STATES (continued)
  1,081  Unisys Corp.* ......................................    $    15,810
  1,627  United Technologies Corp. ..........................        127,923
                                                                 -----------
                                                                   4,867,732
                                                                 -----------
        TELECOMMUNICATIONS
 12,853  AT&T Corp. .........................................        222,518
 11,422  SBC Communications .................................        545,400
  2,463  Sprint Corp. (FON Corp.) ...........................         50,030
  9,850  Worldcom, Inc.* ....................................        137,900
                                                                 -----------
                                                                     955,848
                                                                 -----------
        UTILITIES
    485  Ameren Corp. .......................................         22,462
  1,257  Duke Energy Corp. ..................................        107,159
  2,513  Enron Corp. ........................................        208,893
     98  Equitable Resources, Inc. ..........................          6,542
    538  FPL Group, Inc. ....................................         38,601
    479  KeySpan Corp. ......................................         20,298
    158  Peoples Energy Corp. ...............................          7,070
    767  Sempra Energy ......................................         17,833
                                                                 -----------
                                                                     428,858
                                                                 -----------
        TOTAL UNITED STATES .................................     16,589,882
                                                                 -----------
        TOTAL COMMON STOCKS .................................     24,025,265
                                                                 -----------

TOTAL INVESTMENTS (identified cost $25,802,361) ...      99.2%   $24,025,265
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ....       0.8        186,878
                                                        =====    ===========
NET ASSETS ........................................     100.0%   $24,212,143
                                                        =====    ===========

-----------
*     Non-income producing security.

** The aggregate cost for federal income tax purposes is $25,802,361. The aggregate gross unrealized appreciation is $1,632,406, and the aggregate gross unrealized depreciation is $3,409,502 resulting in net unrealized depreciation of $1,777,096.

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

ASSETS:
  Investments in securities, at value (identified
   cost $25,802,361) .........................................       $24,025,265
  Cash (including $21,442 in foreign currency) ...............           197,522
  Investments sold ...........................................           236,650
  Dividend receivables .......................................            27,199
                                                                     -----------
      Total Assets ...........................................        24,486,636
                                                                     -----------

LIABILITIES:
  Payables for:
    Investments purchased ....................................           231,523
    Expense payment fee ......................................            18,040
    Withholding taxes ........................................             5,219
    Impure dividend payable ..................................            19,711
                                                                     -----------
      Total Liabilities ......................................           274,493
                                                                     -----------
NET ASSETS ...................................................       $24,212,143
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2000

NET INVESTMENT INCOME:
  Income:
       Dividends (net of withholding taxes
        of $51,191) ...........................................     $   167,767
                                                                    -----------
           Total Income .......................................         167,767
                                                                    -----------
  Expenses:
       Expense payment fee ....................................          84,267
       Adminstration fee ......................................          20,000
       Impure dividend expense ................................          19,711
                                                                    -----------
           Total Expenses .....................................         123,978
                                                                    -----------
           Net Investment Income ..............................          43,789
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS:
  Net realized loss on investments and foreign
   exchange transactions ......................................        (118,615)
  Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations ......................................      (3,618,262)
                                                                    -----------
       Net Realized and Unrealized Loss .......................      (3,736,877)
                                                                    -----------
  Net Decrease in Net Assets Resulting from Operations ........     $(3,693,088)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 For the period
                                                                  July 1, 1999
                                                   For the       (commencement
                                                  year ended     of operations)
                                                 December 31,    to December 31,
                                                     2000             1999
                                                 -----------     ---------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income ..................     $    43,789        $    28,381
    Net realized loss on investments and
      foreign exchange transactions ........        (118,615)           (54,847)
    Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency translations ........      (3,618,262)         1,841,214
                                                 -----------        -----------
        Net increase (decrease) in net
          assets resulting from operations .      (3,693,088)         1,814,748
                                                 -----------        -----------
  Capital Transactions:
    Proceeds from contributions ............      11,210,701         15,000,200
    Value of withdrawals ...................        (120,418)                --
                                                 -----------        -----------
        Net increase in net assets resulting
          from capital transactions ........      11,090,283         15,000,200
                                                 -----------        -----------
            Total increase in net assets ...       7,397,195         16,814,948

NET ASSETS:
  Beginning of period ......................      16,814,948                 --
                                                 -----------        -----------
  End of period ............................     $24,212,143        $16,814,948
                                                 ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period.

                                                                                 For the period
                                                                                  July 1, 1999
                                                                 For the         (commencement
                                                                year ended       of operations)
                                                               December 31,     to December 31,
                                                                   2000               1999
                                                               ------------     ---------------
Total Return(1) .........................................          (17.59)%           12.10%
Ratios/Supplemental Data:
     Net assets, end of period (000's omitted) ..........      $   24,212        $   16,815
     Expenses as a percentage of average net assets(1) ..            0.57%             0.57%(2)
     Ratio of net investment income to average net assets            0.24%             0.37%(2)
     Portfolio turnover rate ............................              43%                7%

----------
(1)   Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would be as follows:

         Ratio of expenses to average net assets ........            1.91%             1.66%(2)
         Total Return ...................................          (18.93)%           11.01%

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. Dow Jones Islamic Market Index Portfolio (the "Portfolio") was organized as a trust under the laws of the State of New York on March 5, 1999. The Portfolio commenced operations on July 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

            C. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

            D. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Management and Advisory Fee. The Portfolio has an investment management agreement with Brown Brothers Harriman & Co. (the "Manager") and an investment advisory agreement with Wafra Investment Advisory Group, Inc. (the "Adviser"). The Manager and the Adviser jointly receive a fee from the Portfolio calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Portfolio's average daily net assets.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Portfolio's average daily net assets that are not in excess of $50 million and at an annual rate equivalent to 0.01% on the Portfolio's average daily net assets in excess of $50 million. The Administrator shall receive a minimum fee from the Trust of $20,000.

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman & Co. (the "Custodian") for which it pays a fee for custodial services as agreed to from time to time by the Trustee and the Custodian. This fee is calculated and paid monthly. Custody fees for the Portfolio were further reduced by $7,085 as a result of an offset arrangement with the Portfolio's custodian.

      Expense Payment Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.57% of the Portfolio's average daily net assets. For the period, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $349,960 in expenses on behalf of the Portfolio, including $73,495 in investment management/advisory fees, $20,000 in administration fees and $134,378 in custody fees.

      3. Investment Transactions. For the period, the cost of purchases and the proceeds of sales of investment securities were $16,345,035 and $7,776,271, respectively. The Fund also received securities with a cost of $2,438,281 as an in-kind contribution.

      4. Impure Dividends. Dividends received by the Portfolio may be composed of an amount which is attributable, for Islamic Shari'ah purposes, to interest income. For the period, the Portfolio earned $19,711 of dividend income which is considered impure by the Dow Jones' Shari'ah Supervisory Board. Such amount is shown as an expense on the Portfolio's Statement of Operations.

INDEPENDENT AUDITORS' REPORT

Trustees and Investors
Dow Jones Islamic Market Index Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dow Jones Islamic Market Index Portfolio (the "Portfolio") as of December 31, 2000, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended December 31, 2000 and the period from July 1, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended December 31, 2000 and the period from July 1, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 26, 2001